Credit-related arrangements, repurchase agreements and commitments - Commitments (Details)	Dec. 31, 2025 USD ($) custodian	Dec. 31, 2024 USD ($)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Purchase obligation	$ 50,089,000	$ 20,300,000
Number of custodians | custodian	1
Commitments to extend credit	$ 577,370,000	475,289,000
Documentary and commercial letters of credit	859,000	1,576,000
Total unfunded commitments to extend credit	578,229,000	476,865,000
Allowance for credit losses	(131,000)	(90,000)
Custodian
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments to extend credit	$ 200,000,000
Right to set-off against securities held, percent of utilized facility	110.00%
Custodian | Standby Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments to extend credit	$ 125,000,000.0	$ 138,400,000